Note 15 - Goodwill (Details) - Changes in Goodwill (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 30, 2013	Jul. 01, 2013
Goodwill [Line Items]
Exchange difference	$ (58,641)	$ 155,781	$ 16,213
Balance	7,089,780	16,974,437	3,049,281
Impairment	(8,149,525)
Precious Metal Trading [Member] | CFO Tahoe [Member]
Goodwill [Line Items]
Acquisition		7,056,338
Precious Metal Trading [Member]
Goodwill [Line Items]
Exchange difference	(25,699)	59,141
Balance	7,089,780	7,115,479
Investment Advisory Services [Member] | CFO East Win [Member]
Goodwill [Line Items]
Acquisition			3,033,068
Impairment	(3,112,365)
Investment Advisory Services [Member] | Champion Connection [Member]
Goodwill [Line Items]
Acquisition		4,867,660
Impairment	(4,867,660)
Investment Advisory Services [Member] | CFO Netinfo [Member]
Goodwill [Line Items]
Acquisition		168,887
Impairment	(169,500)
Investment Advisory Services [Member]
Goodwill [Line Items]
Exchange difference	(32,943)	96,640	16,213
Balance		8,182,468	3,049,281
Institutional Subscription Service [Member] | Champion Connection [Member]
Goodwill [Line Items]
Acquisition		1,676,490
Disposal of Champion Connection's business (Note 4)	(1,676,490)
Institutional Subscription Service [Member]
Goodwill [Line Items]
Balance		1,676,490
CFO East Win [Member]
Goodwill [Line Items]
Acquisition			3,033,068
Balance				3,033,068
Impairment	(3,112,365)
CFO Tahoe [Member]
Goodwill [Line Items]
Acquisition		7,056,338
Balance					7,056,338
Champion Connection [Member]
Goodwill [Line Items]
Acquisition		6,544,150
Balance						6,544,150
Impairment	(4,867,660)
Disposal of Champion Connection's business (Note 4)	(1,676,490)
CFO Netinfo [Member]
Goodwill [Line Items]
Acquisition		168,887
Balance						168,887
Impairment	$ (169,501)